Property, plant and equipment- Cash flow additions (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Additions to property, plant and equipment (cash flow)
Current year additions	R 16,022	R 38,092	R 55,862
Adjustments for non-cash items	(77)	(2,947)	(81)
Adjustments for non-cash items, movement in environmental provisions capitalised	(77)	(2,947)	(1,924)
Adjustments for non-cash items, movement in long-term debt			(117)
LCCP investment incentives			1,960
Per the statement of cash flows	R 15,945	R 35,145	R 55,781